Convertible Notes - Schedule of Fixed Conversion Prices (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
First Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	$ 4.71
Second Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	4.66
Third Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	3.06
First Closing of Second Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	1.7	$ 1.18
Second Closing of Second Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	1.18
First 3i Note [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	0.87
Second 3i Note [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	$ 0.63